Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	923.13	[1]
Total Transaction Valuation	10,610,732.56	[2]
Net Fee	$ 923.13	[1]
Offset Table N/A	N/A

[1]	Calculated at $87.00 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2027.
[2]	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund S (“Shares”), based upon the net asset value per Share as of August 31, 2026 of $24.64. This amount is based upon the offer to purchase up to 430,630.38 Shares.